Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2018
Key Management Personnel Compensation
Key Management Personnel Compensation

Note 5.     Key Management Personnel Compensation

This note details the nature and amount of remuneration for each Director of Immuron Limited, and for the Key Management Personnel.

The Directors of Immuron Limited during the year ended 30 June 2018 were:

The following persons held office as Directors of Immuron Limited during the financial year:

Dr. Roger Aston, Independent non-executive chairman

Mr. Peter Anastasiou, Executive vice chairman

Mr. Daniel Pollock, Independent non-executive director

Mr. Stephen Anastasiou, Independent non-executive director

Prof. Ravi Savarirayan, Independent non-executive director (appointed April 7, 2017)

Mr. Richard J Berman, Independent non-executive director (appointed July 1, 2018)

The following persons held office as Key Management Personnel of Immuron Limited during the financial year ended June 30, 2018:

Dr. Jerry Kenellos, Interim Chief Executive Officer (CEO), (appointed August 3, 2017) and Chief Operating & Scientific Officer (COSO)

Mr. Thomas Liquard, Chief Executive Officer (CEO), (resigned August 3, 2017)

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2018 AUD$	30 June 2017 AUD$	30 June 2016 AUD$
Key Management Personnel Compensation
Short-term employee benefits	570,256	681,666	652,514
Post-employment benefits	32,087	25,947	26,004
Share-based payments	59,975	353,670	1,606,275
Total Key Management Personnel Compensation	662,318	1,061,283	2,284,793